Trading Activities and Related Risks	12 Months Ended
Dec. 31, 2013
Trading Activities And Related Risks [Abstract]
Trading Activities And Related Risks [Text Block]
(5)	Trading Activities and Related Risks

The Trust engages in the speculative trading of U.S. and international futures contracts, options, and forward contracts (collectively derivatives) through the trading instructions of the Trading Advisors.  These derivatives include both financial and non-financial contracts held as part of a diversified trading strategy.  The Trust is exposed to both market risk - the risk arising from changes in the market value of the contract - and credit risk - the risk of failure by another party to perform according to the terms of a contract.

The purchase and sale of futures requires initial and on-going margin deposits with a futures commission merchant (“FCM”).  The Commodity Exchange Act requires an FCM to segregate or secure all customer transactions and assets from the FCM’s proprietary activities.  A customer’s cash and other property, such as U.S. Treasury Bills, deposited with an FCM are considered commingled with all other customer funds subject to the FCM’s segregation requirements.  In the event of an FCM’s insolvency, recovery may be limited to a customer’s pro rata share of segregated funds.  It is possible that the recovered amount could be less than the total of cash and other property deposited by the customer.

The Trust has cash on deposit with an affiliate interbank market maker in connection with its trading of forward contracts.  In the normal course of business, the Trust does not require collateral from such interbank market maker.  Due to forward contracts being traded in unregulated markets between principals, the Trust also assumes a credit risk, the risk of loss from counterparty non-performance.

For derivatives, risks arise from changes in the market value of the contracts.  Theoretically, the Trust is exposed to a market risk equal to the value of futures and forward contracts purchased and unlimited liability on such contracts sold short.

The Trust, as writer of an option, has no control over whether the underlying instrument may be sold (called) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option.  There is also the risk the Trust may not be able to enter into a closing transaction because of an illiquid market.

The Trust is a buyer of exchange-traded options.  As such, the Trust pays a premium at the outset and then bears the risk of unfavorable changes in the price of the contract underlying the option.  Purchased options expose the Trust to a risk of loss limited to the premiums paid.

Net trading results from derivatives for the years ended December 31, 2013, 2012, and 2011 are reflected in the consolidated statements of operations and are equal to the gain or loss from trading less brokerage commissions.  Such trading results reflect the net gain or loss arising from the Trust’s speculative trading of futures contracts, options and forward contracts through the trading instructions of the Trading Advisors.

The Trust invests its margin in fixed income securities as permitted by the Commodity Futures Trading Commission (“CFTC”) regulations regarding acceptable securities for investment of segregated assets and the RJOIM agreement with the Trust.  Such acceptable securities, include, but are not limited to, U.S. Treasury and government agencies’ securities, purchase agreements collateralized by U.S. Treasury and government agencies, corporate debt securities, and bank debt securities.  The Trust’s total investment in corporate debt securities, bank deposit securities, and certificate of deposits combined cannot exceed 40% of the Trust’s total assets.

The beneficial owners bear the risk of loss only to the extent of the market value of their respective investments.

See Note (11) for further details on Derivative Instruments and Hedging Activities.